Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 20.0%
Communication Services 1.5%
Entertainment 0.3%
Netflix, Inc.*	500	354,635
Interactive Media & Services 1.2%
Alphabet, Inc. "A"	2,700	447,795
Alphabet, Inc. "C"	2,400	401,256
Meta Platforms, Inc. "A"	900	515,196
		1,364,247
Consumer Discretionary 1.7%
Automobile Components 0.1%
Cie Generale des Etablissements Michelin SCA	1,927	78,210
Automobiles 0.1%
Ford Motor Co.	8,703	91,904
Mahindra & Mahindra Ltd. (GDR) REG S	1,997	73,090
		164,994
Broadline Retail 1.0%
Amazon.com, Inc.*	3,400	633,522
Naspers Ltd. "N" (ADR)	1,700	81,838
Next PLC	1,114	146,027
Prosus NV	6,581	288,599
		1,149,986
Distributors 0.2%
Genuine Parts Co.	1,600	223,488
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	318	12,926
Evolution AB 144A	2,076	203,981
		216,907
Specialty Retail 0.1%
Industria de Diseno Textil SA	1,666	98,644
Consumer Staples 1.6%
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd.	29,105	363,511
Food Products 0.6%
Kerry Group PLC "A"	141	14,620
Tyson Foods, Inc. "A"	10,900	649,204
		663,824
Tobacco 0.7%
Imperial Brands PLC	27,219	791,891
Japan Tobacco, Inc.	1,800	52,455
		844,346

Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
EOG Resources, Inc.	3,900	479,427
Occidental Petroleum Corp.	3,400	175,236
ONEOK, Inc.	3,895	354,951
Suncor Energy, Inc.	8,500	313,742
Targa Resources Corp.	200	29,602
		1,352,958
Financials 3.7%
Banks 0.3%
Bank Leumi Le-Israel BM	4,531	44,397
CaixaBank SA	8,262	49,223
DBS Group Holdings Ltd.	2,500	74,165
DNB Bank ASA	1,401	28,702
Erste Group Bank AG	259	14,223
KBC Group NV	656	52,189
UniCredit SpA	1,933	85,011
		347,910
Capital Markets 0.9%
Partners Group Holding AG	195	292,937
T. Rowe Price Group, Inc.	7,165	780,484
		1,073,421
Consumer Finance 0.6%
American Express Co.	1,800	488,160
Discover Financial Services	1,500	210,435
		698,595
Financial Services 0.1%
Adyen NV 144A*	10	15,669
Equitable Holdings, Inc.	2,100	88,263
		103,932
Insurance 1.8%
AXA SA	9,183	354,382
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	891	491,942
Progressive Corp.	2,800	710,528
Swiss Re AG	2,169	299,678
Tokio Marine Holdings, Inc.	4,300	157,286
Zurich Insurance Group AG	19	11,460
		2,025,276
Health Care 2.3%
Biotechnology 0.0%
Genmab A/S*	50	12,138
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	490	10,791
Olympus Corp.	3,800	72,322
ResMed, Inc.	100	24,412
		107,525
Pharmaceuticals 2.2%
Eli Lilly & Co.	100	88,594
GSK PLC	8,131	166,326
Merck & Co., Inc.	11,100	1,260,516
Novartis AG (Registered)	102	11,758

Novo Nordisk A/S "B"	1,303	154,407
Pfizer, Inc.	30,000	868,200
		2,549,801
Industrials 2.5%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	2,100	1,108,947
Thales SA	950	151,163
		1,260,110
Building Products 0.2%
Owens Corning	1,400	247,128
Trane Technologies PLC	100	38,873
		286,001
Commercial Services & Supplies 0.0%
Brambles Ltd.	917	12,082
Machinery 0.5%
Kone Oyj "B"	961	57,477
VAT Group AG 144A	418	213,172
Volvo AB "B"	11,542	305,233
		575,882
Marine Transportation 0.6%
Nippon Yusen KK	18,300	669,500
Professional Services 0.1%
Recruit Holdings Co., Ltd.	1,600	97,381
Information Technology 4.8%
Communications Equipment 0.1%
Arista Networks, Inc.*	200	76,764
IT Services 0.4%
Infosys Ltd. (ADR) (a)	17,600	391,952
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	5,040	869,400
Disco Corp.	100	26,618
NVIDIA Corp.	9,460	1,148,823
QUALCOMM, Inc.	3,000	510,150
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,500	434,175
Tokyo Electron Ltd.	1,100	195,475
United Microelectronics Corp. (ADR) (a)	2,200	18,524
		3,203,165
Software 0.4%
AppLovin Corp. "A"*	200	26,110
Microsoft Corp.	1,100	473,330
		499,440
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	4,500	1,048,500
Samsung Electronics Co. Ltd. (GDR) (Preference) REG S	51	50,133
Samsung Electronics Co., Ltd. (GDR) REG S	181	211,589
		1,310,222

Materials 0.6%
Chemicals 0.1%
Dow, Inc.	700	38,241
Metals & Mining 0.5%
Barrick Gold Corp.	14,000	278,458
Freeport-McMoRan, Inc.	6,400	319,488
		597,946
Real Estate 0.0%
Specialized REITs 0.0%
SBA Communications Corp.	200	48,140
Utilities 0.1%
Electric Utilities 0.1%
Enel SpA	8,266	66,089
SSE PLC	3,609	90,904
		156,993
Total Common Stocks (Cost $21,064,858)		23,018,167

Preferred Stocks 2.1%
Financials 1.3%
AGNC Investment Corp., Series C, 10.674%	14,427	372,794
Fifth Third Bancorp., Series I, 9.296%	10,000	253,900
KeyCorp., Series E, 6.125%	10,000	246,900
Morgan Stanley, Series K, 5.85%	10,000	249,100
Wells Fargo & Co., Series A, 5.625%	15,000	374,550
		1,497,244
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	360,300
Prologis, Inc., Series Q, 8.54%	164	9,423
Simon Property Group, Inc., Series A, 8.375%	8,000	512,000
		881,723
Total Preferred Stocks (Cost $2,574,794)		2,378,967

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,284)	170	3,146

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 25.6%
Communication Services 1.8%
AT&T, Inc., 3.65%, 6/1/2051	100,000	76,683
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	180,000	177,159

Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	106,843
6.1%, 6/1/2029	140,000	144,908
Comcast Corp., 5.5%, 5/15/2064	75,000	77,549
Paramount Global:
4.2%, 6/1/2029	275,000	261,082
4.6%, 1/15/2045	60,000	44,283
4.95%, 1/15/2031	250,000	235,809
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	270,941
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	125,000	90,743
4.375%, 4/15/2040	60,000	55,327
4.7%, 1/15/2035	202,000	201,292
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	300,000	266,500
5.141%, 3/15/2052	100,000	77,127
		2,086,246
Consumer Discretionary 0.8%
Aptiv PLC, 4.65%, 9/13/2029	200,000	199,065
Ford Motor Credit Co. LLC, 4.125%, 8/17/2027	200,000	194,802
General Motors Financial Co., Inc., 5.45%, 9/6/2034	109,000	108,663
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	52,043
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	300,000	297,252
		851,825
Consumer Staples 0.6%
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034	330,000	343,077
JBS USA Holding Lux SARL, 144A, 6.75%, 3/15/2034	200,000	221,579
The J M Smucker Co.:
6.5%, 11/15/2043	80,000	90,333
6.5%, 11/15/2053	50,000	57,888
		712,877
Energy 5.0%
Aker BP ASA, 144A, 5.8%, 10/1/2054 (d)	230,000	226,592
Cheniere Energy Partners LP, 4.0%, 3/1/2031	250,000	236,597
Cheniere Energy, Inc.:
4.625%, 10/15/2028	320,000	317,911
144A, 5.65%, 4/15/2034	100,000	103,461
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	103,145
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	80,000	84,723
Ecopetrol SA, 6.875%, 4/29/2030	300,000	299,605
Energy Transfer LP:
Series H, 6.5%, Perpetual	210,000	209,498
Series F, 6.75%, Perpetual	330,000	328,269
7.125%, 10/1/2054	430,000	439,745
144A, 7.375%, 2/1/2031	85,000	90,427
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	280,000	301,893
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/2077	450,000	443,878
EQT Corp., 5.75%, 2/1/2034	355,000	364,797
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	586,257
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	353,873
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	215,000	217,692
144A, 5.875%, 7/17/2064	200,000	202,401
South Bow USA Infrastructure Holdings LLC, 144A, 5.026%, 10/1/2029	121,000	121,316

Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	199,981
Vital Energy, Inc., 144A, 7.875%, 4/15/2032	245,000	237,334
Western Midstream Operating LP, 5.45%, 11/15/2034	172,000	172,363
Williams Companies, Inc., 5.65%, 3/15/2033	90,000	94,189
		5,735,947
Financials 8.6%
AerCap Ireland Capital DAC:
3.4%, 10/29/2033	150,000	132,713
6.95%, 3/10/2055	500,000	518,394
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	129,024
144A, 5.75%, 10/1/2031	150,000	154,230
144A, 6.5%, 7/18/2028	90,000	94,403
Ally Financial, Inc., Series B, 4.7%, Perpetual	350,000	305,004
ARES Capital Corp., 5.95%, 7/15/2029	100,000	102,645
Banco Santander SA, 5.538%, 3/14/2030	200,000	206,808
Bank of America Corp., Series RR, 4.375%, Perpetual	530,000	513,054
Bank of New York Mellon Corp.:
Series I, 3.75%, Perpetual	345,000	325,622
5.606%, 7/21/2039	137,000	143,801
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	245,000	242,806
144A, 5.25%, 4/1/2030	405,000	398,972
BNP Paribas SA, 144A, 8.5%, Perpetual	280,000	300,396
Capital One Financial Corp., Series M, 3.95%, Perpetual	350,000	329,751
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	220,000	211,022
Series F, 5.0%, Perpetual	350,000	334,741
Citigroup, Inc., Series CC, 7.125%, Perpetual	200,000	208,188
Corebridge Financial, Inc., 5.75%, 1/15/2034	130,000	137,021
HSBC Holdings PLC, 5.546%, 3/4/2030	400,000	415,857
JPMorgan Chase & Co., 6.875%, Perpetual (a)	350,000	375,302
Morgan Stanley:
5.32%, 7/19/2035	133,000	138,110
5.466%, 1/18/2035	140,000	146,383
Nordea Bank Abp, 144A, 6.3%, Perpetual	300,000	297,327
PNC Financial Services Group, Inc., Series W, 6.25%, Perpetual	230,000	233,563
Societe Generale SA:
144A, 5.375%, Perpetual	250,000	214,368
144A, 6.221%, 6/15/2033	225,000	232,293
State Street Corp., Series J, 6.7%, Perpetual	450,000	465,886
Synchrony Bank, 5.625%, 8/23/2027	250,000	254,478
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual	170,000	163,603
5.33%, 7/23/2035	195,000	201,997
5.727%, 4/25/2030	175,000	183,917
Series Y, 6.125%, Perpetual	429,000	430,860
Series W, 7.5%, Perpetual	225,000	241,861
Truist Financial Corp., Series N, 6.669% (e), Perpetual	300,000	298,313
U.S. Bancorp, 5.678%, 1/23/2035	180,000	190,800
UBS Group AG, 144A, 4.375%, Perpetual	200,000	174,138
Wells Fargo & Co., 6.85%, Perpetual	450,000	469,666
		9,917,317
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	150,000	141,192
CVS Health Corp., 5.05%, 3/25/2048	175,000	159,728

HCA, Inc., 6.0%, 4/1/2054		60,000	63,396
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	205,000	227,356
			591,672
Industrials 2.7%
AGCO Corp., 5.8%, 3/21/2034		70,000	73,199
American Airlines, Inc., 144A, 5.5%, 4/20/2026		61,250	61,075
Boeing Co.:
144A, 6.259%, 5/1/2027		130,000	134,279
144A, 6.858%, 5/1/2054		230,000	252,450
Delta Air Lines, Inc.:
3.75%, 10/28/2029		135,000	127,609
144A, 7.0%, 5/1/2025		420,000	424,424
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		331,100	335,217
Owens Corning, 5.7%, 6/15/2034		117,000	124,208
RTX Corp., 6.1%, 3/15/2034		135,000	149,037
Stanley Black & Decker, Inc., 4.0%, 3/15/2060		450,000	425,679
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037		293,297	307,818
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029		110,000	113,548
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		580,000	602,867
			3,131,410
Information Technology 0.9%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033		70,000	60,007
4.8%, 10/15/2034 (d)		153,000	152,873
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031		110,000	109,772
Oracle Corp.:
4.7%, 9/27/2034		500,000	498,682
5.375%, 9/27/2054		75,000	74,954
5.5%, 9/27/2064		75,000	74,712
5.55%, 2/6/2053		50,000	51,168
			1,022,168
Materials 1.5%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027		100,000	103,621
6.35%, 11/15/2028		50,000	52,791
Chemours Co., 5.375%, 5/15/2027		350,000	342,626
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	210,427
Dow Chemical Co., 5.15%, 2/15/2034		160,000	164,392
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		260,000	257,757
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	255,680
Olin Corp., 5.0%, 2/1/2030		200,000	195,339
Vale Overseas Ltd., 6.4%, 6/28/2054		160,000	168,548
			1,751,181
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		70,000	77,927
Utilities 3.1%
CMS Energy Corp., 3.75%, 12/1/2050		400,000	349,369
Constellation Energy Generation LLC, 5.75%, 3/15/2054		120,000	126,962
Duke Energy Corp.:
3.25%, 1/15/2082		250,000	230,629
6.45%, 9/1/2054		224,000	232,579
Entergy Arkansas LLC, 5.75%, 6/1/2054		150,000	161,646

Eversource Energy, 5.5%, 1/1/2034		220,000	228,352
Nevada Power Co., 6.0%, 3/15/2054		90,000	99,539
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054		98,000	105,751
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		250,000	234,219
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		70,000	54,369
5.9%, 10/1/2054		52,000	53,859
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	287,194
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		300,000	313,656
Sempra, 4.125%, 4/1/2052		510,000	484,913
Sierra Pacific Power Co., 5.9%, 3/15/2054		50,000	54,772
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	208,085
Southwestern Public Service Co., 6.0%, 6/1/2054		220,000	240,701
Xcel Energy, Inc., 4.6%, 6/1/2032		140,000	138,696
			3,605,291
Total Corporate Bonds (Cost $29,323,636)			29,483,861

Asset-Backed 6.3%
Automobile Receivables 0.7%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	101,903
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	257,608
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		340,000	343,804
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		100,000	102,847
			806,162
Credit Card Receivables 0.9%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027		100,000	101,601
Evergreen Credit Card Trust, “A”, Series 2024-1A, 144A, SOFR + 0.68%, 5.653% (e), 7/17/2028		500,000	499,997
Mercury Financial Credit Card Master Trust:
“A”, Series 2024-2A, 144A, 6.56%, 7/20/2029		200,000	203,807
“A”, Series 2023-1A, 144A, 8.04%, 9/20/2027		200,000	200,973
			1,006,378
Miscellaneous 4.7%
AGL Core CLO 8 Ltd., “AR”, Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 6.634% (e), 10/20/2032		250,000	250,112
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (e), 7/24/2037		500,000	500,031
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 6.494% (e), 10/20/2030		291,251	291,459
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 7.013% (e), 4/15/2034		500,000	500,050
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 7.332% (e), 4/20/2035		250,000	250,376
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		520,231	478,845
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049		250,000	243,225
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053		250,000	256,932
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043		86,853	88,689
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.447% (e), 7/17/2034		250,000	250,129
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.705% (e), 10/20/2034		500,000	500,243
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053		289,952	282,340

Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 90-day average SOFR + 1.71%, 7.033% (e), 7/20/2037	350,000	350,367
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.885% (e), 4/20/2037	500,000	503,511
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	101,042
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	204,356
Voya CLO Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 7.213% (e), 7/15/2034	400,000	400,664
		5,452,371
Total Asset-Backed (Cost $7,228,992)		7,264,911

Mortgage-Backed Securities Pass-Throughs 1.9%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	604	644
Federal National Mortgage Association:
4.5%, 9/1/2035	2,462	2,496
5.5%, 10/1/2054 (d)	2,200,000	2,225,916
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,235,475)		2,229,056

Commercial Mortgage-Backed Securities 2.3%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (e), 5/15/2035	200,000	169,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (e), 12/5/2038	600,000	658,890
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	84,896
BX Trust, “D”, Series 2019-OC11, 144A, 4.075% (e), 12/9/2041	150,000	138,085
BXP Trust, “B”, Series 2021-601L, 144A, 2.868% (e), 1/15/2044	250,000	206,127
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	137,440	134,004
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 9.03% (e), 1/25/2051	194,000	196,938
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	199,641
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	230,176
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.354% (e), 6/15/2035	387,634	337,879
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 7.023% (e), 6/15/2039	300,000	299,438
Total Commercial Mortgage-Backed Securities (Cost $2,521,942)		2,655,074

Collateralized Mortgage Obligations 5.4%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	534,222	467,520
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	33,842	4,629
“FG”, Series 2023-53, 30-day average SOFR + 1.9%, 7.0% (e), 11/25/2053	3,141,811	3,196,216
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.68% (e), 2/25/2042	155,000	158,568
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.845% (e), 3/25/2049	166,780	170,533
Government National Mortgage Association, “HZ”, Series 2024-43, 5.0%, 3/20/2054	1,532,719	1,517,577
JP Morgan Mortgage Trust, “A11”, Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.53% (e), 12/25/2054	144,500	144,525
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.244% (e), 10/25/2046	99,041	92,466
RCKT Mortgage Trust, “A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	250,000	249,991
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.43% (e), 7/25/2059	230,297	239,563
Total Collateralized Mortgage Obligations (Cost $6,152,470)		6,241,588

Government & Agency Obligations 23.6%
Sovereign Bonds 0.4%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	186,722
Indonesia Government International Bond, 3.85%, 10/15/2030	300,000	292,618
		479,340
U.S. Treasury Obligations 23.2%
U.S. Treasury Bills, 4.325% (f), 3/20/2025 (g)	3,200,000	3,135,098
U.S. Treasury Bonds, 4.25%, 2/15/2054	78,900	80,404
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.182%, 4.734% (e), 7/31/2026	3,900,000	3,895,227
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 4.797% (e), 1/31/2026 (h)	13,068,300	13,069,979
U.S. Treasury Inflation-Indexed Notes:
1.75%, 1/15/2034	578,119	584,530
3.875%, 4/15/2029	1,000,635	1,104,290
U.S. Treasury Notes:
4.375%, 5/15/2034	726,000	760,371
4.875%, 4/30/2026	3,900,000	3,966,574
		26,596,473
Total Government & Agency Obligations (Cost $27,123,949)		27,075,813

	Shares	Value ($)

Exchange-Traded Funds 2.0%
iShares MSCI Emerging Markets ETF (Cost $2,184,529)	50,300	2,306,758

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (i) (j) (Cost $324,453)	324,453	324,453

Cash Equivalents 12.4%
DWS Central Cash Management Government Fund, 4.93% (i) (Cost $14,277,527)	14,277,527	14,277,527

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,043,113)	101.9	117,259,525
Other Assets and Liabilities, Net	(1.9)	(2,234,712)
Net Assets	100.0	115,024,813
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (i) (j)
1,074,287	—	749,834 (k)	—	—	10,021	—	324,453	324,453
Cash Equivalents 12.4%
DWS Central Cash Management Government Fund, 4.93% (i)
9,281,154	113,687,126	108,690,753	—	—	230,876	—	14,277,527	14,277,527
10,355,441	113,687,126	109,440,587	—	—	240,897	—	14,601,980	14,601,980

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $315,288, which is 0.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery securities included.
(e)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2024	5	572,044	571,406	(638)
2 Year U.S. Treasury Note	USD	12/31/2024	82	17,079,922	17,075,859	(4,063)
5 Year U.S. Treasury Note	USD	12/31/2024	6	657,624	659,297	1,673
MSCI Emerging Market Index	USD	12/20/2024	117	6,468,847	6,860,295	391,448
MSCI World Index	USD	12/20/2024	309	36,109,793	36,610,320	500,527
Total net unrealized appreciation						888,947
At September 30, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2024	15	1,779,023	1,774,453	4,570
Ultra Long U.S. Treasury Bond	USD	12/19/2024	1	132,778	133,094	(316)
Total net unrealized appreciation						4,254
At September 30, 2024, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 1-Day SOFR Annually β	Fixed — 3.967% Annually	5/8/2025/ 5/8/2045	2,900,000	USD	250,586	43,616	206,970
Floating — 1-Day SOFR Annually β	Fixed — 3.778% Annually	5/8/2025/ 5/10/2055	1,200,000	USD	120,286	—	120,286
Fixed — 3.975% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/8/2035	4,350,000	USD	(267,222)	(220,052)	(47,170)
Total net unrealized appreciation							280,086

β	1-Day SOFR rate as of September 30, 2024 is 4.960%.
SOFR: Secured Overnight Financing Rate

At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,824,332	JPY	430,000,000	10/23/2024	176,058	Morgan Stanley

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,433,964	GBP	1,100,000	10/23/2024	36,667	Citigroup, Inc.
USD	2,672,628	EUR	2,400,000	10/23/2024	1,244	State Street Bank and Trust
Total unrealized appreciation					213,969

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	581,618	JPY	80,660,000	12/6/2024	(15,555)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,718,882	$—	$—	$1,718,882
Consumer Discretionary	1,103,842	828,387	—	1,932,229
Consumer Staples	649,204	1,222,477	—	1,871,681
Energy	1,352,958	—	—	1,352,958
Financials	2,277,870	1,971,264	—	4,249,134
Health Care	2,241,722	427,742	—	2,669,464
Industrials	1,394,948	1,506,008	—	2,900,956
Information Technology	5,259,450	222,093	—	5,481,543
Materials	636,187	—	—	636,187
Real Estate	48,140	—	—	48,140
Utilities	—	156,993	—	156,993
Preferred Stocks (a)	2,378,967	—	—	2,378,967
Rights	—	—	204	204
Warrants	—	—	3,146	3,146
Corporate Bonds (a)	—	29,483,861	—	29,483,861
Asset-Backed (a)	—	7,264,911	—	7,264,911
Mortgage-Backed Securities Pass-Throughs	—	2,229,056	—	2,229,056
Commercial Mortgage-Backed Securities	—	2,655,074	—	2,655,074
Collateralized Mortgage Obligations	—	6,241,588	—	6,241,588
Government & Agency Obligations (a)	—	27,075,813	—	27,075,813
Exchange-Traded Funds	2,306,758	—	—	2,306,758
Short-Term Investments (a)	14,601,980	—	—	14,601,980
Derivatives (b)
Futures Contracts	898,218	—	—	898,218
Interest Rate Swap Contracts	—	327,256	—	327,256
Forward Foreign Currency Contracts	—	213,969	—	213,969
Total	$36,869,126	$81,826,492	$3,350	$118,698,968

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(5,017)	$—	$—	$(5,017)
Interest Rate Swap Contracts	—	(47,170)	—	(47,170)
Forward Foreign Currency Contracts	—	(15,555)	—	(15,555)
Total	$(5,017)	$(62,725)	$—	$(67,742)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH3
R-080548-2 (1/25)